Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table presents information about the relationship between executive compensation actually paid to our PEO and our other named executive officers (for purposes of this section, the
“Non-PEO
NEOs”) and certain financial performance measures of the Company. For further information concerning our philosophy of executive pay tied to performance and how we align executive compensation with our performance, please refer to the section titled “Compensation Discussion and Analysis” be ginning on page 35 o
f this Proxy Statement.

Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Compensation Actually Paid to Non-PEO NEOs (5)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) (8)	Non-GAAP Operating Margin (9)
					Total Shareholder Return (6)	Peer Group Total Shareholder Return (7)

2023	$12,918,339	$25,334,504	$4,200,701	$7,280,125	$78.66	$137.02	($190)	2%

2022	$13,856,196	($9,591,955)	$8,170,546	$4,544,907	$53.61	$82.31	($287)	(10%)

2021	$10,625,107	$76,757,138	$4,809,572	$25,498,661	$90.88	$128.15	($265)	(6%)

(1)	We were not a reporting company pursuant to Section 13(a) or Section 15(d) of the Exchange Act prior to 2021, and as such, we have not included any information in this table for 2020.
(2)
The dollar amounts reported in this column represent the amounts of total compensation reported for Mr. Courtemanche (our President and Chief Executive Officer) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table on page 46 of
this Proxy Statement.

(3)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Courtemanche, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr.
Courtemanche
during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Courtemanche’s total compensation for 2023 to determine the compensation actually paid:

Prior FYE	12/31/2022

Current FYE	12/31/2023

Fiscal Year	2023

PEO Summary Compensation Table Total	$12,918,339

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year	($11,807,058)

+ Fair Value at Fiscal Year-End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$11,141,720

+ Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$7,251,116

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$2,195,586

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	$3,634,801

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	$0

Compensation Actually Paid	$25,334,504

(4)
The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO
NEOs for each corresponding fiscal year in the “Total” column of the Summary Compensation Table on page 46 of this
Proxy Statement. The names of each of the
non-PEO
NEOs included for purposes of calculating the average amounts in 2023 are Howard Fu, Benjamin C. Singer, Steven S. Davis, Joy D. Durling, and Paul E. Lyandres.

(5)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO
NEOs, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to the
Non-PEO
NEOs as a group during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for the
Non-PEO
NEOs as a group for 2023 to determine the compensation actually paid, using the same methodology described above in footnote 3.

Prior FYE	12/31/2022

Current FYE	12/31/2023

Fiscal Year	2023

Non-PEO NEOs Summary Compensation Table Total	$4,200,701

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year	($3,527,128)

+ Fair Value at Fiscal Year-End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$3,370,405

+ Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,750,598

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$664,160

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	$821,389

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	$0

Compensation Actually Paid	$7,280,125

(6)
Cumulative Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends (if any) for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.

(7)
Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the NASDAQ Computer Index, which is the same peer group used in Part II, Item 5 of our 2023 Form
10-K.

(8)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
(9)
We have identified
non-GAAP
operating margin as the most important financial performance measure used to link compensation actually paid to our PEO and
Non-PEO
NEOs to our performance in fiscal year 2023, as this measure was one of the two metrics used to determine payout to our PEO and Non-PEO NEOs under the 2023 Bonus Program. The other metric was net new bookings, which is
not a financial performance measure. The
payouts
under the 2023 Bonus Program were based 75% on the achievement of a net new bookings target and 25% on the achievement of a non-GAAP operating margin target. Please refer to the section titled “2023 Executive Compensation Program—Annual Performance-Based Cash Bonus” beginning on page 41 of this Proxy Statement for further discussion of the 2023 Bonus Program. Please refer to Appendix A for a discussion of non-GAAP
operating margin, as well as a reconciliation of this measure, to the most directly comparable financial measure calculated and presented in accordance with GAAP.

Company Selected Measure Name	non-GAAP operating margin
Named Executive Officers, Footnote	The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in 2023 are Howard Fu, Benjamin C. Singer, Steven S. Davis, Joy D. Durling, and Paul E. Lyandres.
Peer Group Issuers, Footnote	Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the NASDAQ Computer Index, which is the same peer group used in Part II, Item 5 of our 2023 Form
10-K.

PEO Total Compensation Amount	$ 12,918,339	$ 13,856,196	$ 10,625,107
PEO Actually Paid Compensation Amount	$ 25,334,504	(9,591,955)	76,757,138
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Courtemanche, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr.
Courtemanche
during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Courtemanche’s total compensation for 2023 to determine the compensation actually paid:

Prior FYE	12/31/2022

Current FYE	12/31/2023

Fiscal Year	2023

PEO Summary Compensation Table Total	$12,918,339

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year	($11,807,058)

+ Fair Value at Fiscal Year-End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$11,141,720

+ Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$7,251,116

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$2,195,586

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	$3,634,801

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	$0

Compensation Actually Paid	$25,334,504

Non-PEO NEO Average Total Compensation Amount	$ 4,200,701	8,170,546	4,809,572
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,280,125	4,544,907	25,498,661
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO
NEOs, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to the
Non-PEO
NEOs as a group during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for the
Non-PEO
NEOs as a group for 2023 to determine the compensation actually paid, using the same methodology described above in footnote 3.

Prior FYE	12/31/2022

Current FYE	12/31/2023

Fiscal Year	2023

Non-PEO NEOs Summary Compensation Table Total	$4,200,701

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year	($3,527,128)

+ Fair Value at Fiscal Year-End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$3,370,405

+ Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,750,598

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$664,160

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	$821,389

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	$0

Compensation Actually Paid	$7,280,125

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The following graph illustrates the relationship between (
i
) compensation actually paid to the PEO and the average of the compensation actually paid to the non-PEO
NEOs and (
ii
) the cumulative TSR.

Compensation Actually Paid and Cumulative TSR of the Peer Group
The following graph illustrates the relationship between (
i
)
compensation
actually paid to the PEO and the average of the compensation actually paid to the non-PEO
NEOs and (
ii
) the cumulative TSR of the NASDAQ Computer
Index
peer group.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following graph illustrates the relationship between (
i
) compensation actually paid to the PEO and the average of the compensation actually paid to the non-PEO
NEOs and (
ii
) net income.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and
Non-GAAP
Operating Margin
The following graph illustrates the relationship between (i) compensation actually paid to the PEO and the average of the compensation actually paid to the non-PEO
NEOs and (ii) the
non-GAAP
operating margin.

Total Shareholder Return Vs Peer Group
Cumulative TSR of Procore and Cumulative TSR of the Peer Group
The following graph illustrates the relationship between the cumulative TSR of Procore and the cumulative TSR of the NASDAQ Computer Index peer group.

Total Shareholder Return Amount	$ 78.66	53.61	90.88
Peer Group Total Shareholder Return Amount	137.02	82.31	128.15
Net Income (Loss)	$ (190,000,000)	$ (287,000,000)	$ (265,000,000)
Company Selected Measure Amount	0.02	(0.10)	(0.06)
PEO Name	Mr. Courtemanche
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	We have identified
non-GAAP
operating margin as the most important financial performance measure used to link compensation actually paid to our PEO and
Non-PEO
NEOs to our performance in fiscal year 2023, as this measure was one of the two metrics used to determine payout to our PEO and Non-PEO NEOs under the 2023 Bonus Program. The other metric was net new bookings, which is
not a financial performance measure. The
payouts
under the 2023 Bonus Program were based 75% on the achievement of a net new bookings target and 25% on the achievement of a non-GAAP operating margin target. Please refer to the section titled “2023 Executive Compensation Program—Annual Performance-Based Cash Bonus” beginning on page 41 of this Proxy Statement for further discussion of the 2023 Bonus Program. Please refer to Appendix A for a discussion of non-GAAP
	operating margin, as well as a reconciliation of this measure, to the most directly comparable financial measure calculated and presented in accordance with GAAP.
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,807,058)
PEO | Fair Value at Fiscal YearEnd of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,141,720
PEO | Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,251,116
PEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,195,586
PEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,634,801
PEO | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,527,128)
Non-PEO NEO | Fair Value at Fiscal YearEnd of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,370,405
Non-PEO NEO | Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,750,598
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	664,160
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	821,389
Non-PEO NEO | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0